RELATED PARTY TRANSACTIONS	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13. RELATED-PARTY TRANSACTIONS

Related-Party Revenue and Purchases

Kyndryl provides various services to IBM, including those related to hosting data centers and servicing IBM’s information technology infrastructure, which are reported as revenue in the Company’s Consolidated Income Statement. Revenue generated from these services was $205 million and $146 million for the three months ended June 30, 2022 and 2021, respectively.

Kyndryl utilizes various IBM products and services, recognized as costs of services, in the fulfillment of services contracts. Total cost of services recognized from these related-party transactions in the Company’s Consolidated Income Statement was $961 million and $906 million for the three months ended June 30, 2022 and 2021, respectively. Related-party cost of $961 million for the current quarter includes outsourcing goods and services provided by the former Parent to Kyndryl’s customers post-Separation. Related-party cost of $906 million for the quarter ended June 30, 2021, were related to pre-Separation services, including costs incurred by Kyndryl to provide services to the former Parent for networking and IT services of $116 million; costs for the usage of IBM-branded software allocated to Kyndryl by the former Parent of $681 million; and depreciation charges related to IBM hardware allocated to Kyndryl of $109 million.

Capital expenditures for purchases of IBM hardware were reflected as payments for property and equipment within the investing section of the Company’s Consolidated Statement of Cash Flows in the amounts of $61 million and $131 million for the three months ended June 30, 2022 and 2021, respectively. Additionally, as part of the Separation, IBM has committed to provide Kyndryl, at no cost, approximately $265 million of upgraded hardware over a two-year period. The amounts committed by IBM are reflected within other assets (noncurrent) within the Consolidated Balance Sheet at June 30, 2022. The expected average useful life of the upgraded hardware is approximately five years, and the Company intends to recognize total depreciation approximating $265 million over the useful life, consistent with our depreciation policy.

Related Party Agreements

On November 2, 2021, in connection with the Separation, the Company entered into several agreements with IBM that govern the relationship of the parties following the Separation. Such agreements were described in our 2021 Annual Report.

Allocation of Corporate Expenses

Post-Separation, general corporate expenses from IBM were no longer allocated to Kyndryl; therefore, no related amounts were reflected on the Company’s financial statements for the three months ended June 30, 2022.

Prior to the Separation, IBM allocated certain general corporate expenses that would have been incurred by Kyndryl had it been a separate, standalone company. These allocated general corporate expenses from IBM were recorded in the historical Consolidated Income Statement, Consolidated Statement of Comprehensive Income (Loss) and Consolidated Statement of Cash Flows. Allocations for management costs and corporate support services provided to Kyndryl for the three months ended June 30, 2021 totaled $331 million, consisting of $2 million of allocated other (income) and expense, $15 million of allocated interest expense and $313 million of allocated selling, general and administrative expense, which primarily represents expenses for corporate functions including, but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology and other shared services. All such amounts have been deemed to have been incurred and settled by Kyndryl through Net Parent investment in the period in which the costs were recorded. These costs were allocated based on direct usage as applicable, with the remainder allocated on a pro-rata basis of gross profit, headcount, assets or other measures.

Net Parent Investment

As a result of the Separation, Net Parent investment in the Consolidated Balance Sheet and Consolidated Statement of Equity was fully settled on November 3, 2021. As such, there was no balance in Net Parent investment at March 31, 2022, and there was no activity within the account during the three months ended June 30, 2022.

Prior to the Separation, Net Parent investment in the historical Balance Sheet and Statement of Equity represented IBM’s historical investment in Kyndryl, the net effect of transactions with and allocations from IBM, and Kyndryl’s accumulated earnings. The Net Parent investment balance at June 30, 2021 was $6 billion. The amount of transfer activities from Parent recorded within Net Parent investment during the three months ended June 30, 2021 was $402 million, which included cash pooling and general financing activities, allocation of IBM’s corporate expenses, related party sales and purchases, related party intangible asset fees and income taxes. During the three months ended June 30, 2021, there were $159 million of non-cash transfers from Parent, including income taxes, allocation of Parent’s stock-based compensation, depreciation and other non-cash items. This resulted in a net transfer from Parent of $243 million on the historical Statement of Cash Flows.

Change in Beneficial Ownership

In May 2022, IBM disposed of 22.3 million shares of Kyndryl common stock, reducing IBM’s beneficial ownership of the Company’s common stock from 19.9% to 9.9%.

Lease Guarantees

Kyndryl has 64 lease agreements with third parties with an estimated aggregate lease liability of $142 million that are guaranteed by IBM as of June 30, 2022.

NOTE 13. RELATED-PARTY TRANSACTIONS

Related-Party Revenue and Purchases

Kyndryl provides various services to IBM, including those related to hosting data centers and servicing IBM’s information technology infrastructure, which are reported as revenue in the Company’s Consolidated Income Statement. Revenue generated from these services was $236 million and $154 million for the three months ended March 31, 2022 and 2021, respectively.

Kyndryl utilizes various IBM products and services, recognized as costs of services, in the fulfillment of services contracts. Total cost of services recognized from these related-party transactions in the Company’s Consolidated Income Statement was $924 million and $1.0 billion for the three months ended March 31, 2022 and 2021, respectively. Related-party cost of $924 million for the current quarter includes outsourcing goods and services provided by the former Parent to Kyndryl’s customers post-Separation. Related-party cost of $1.0 billion for the quarter ended March 31, 2021, were related to pre-Separation services, including costs incurred by Kyndryl to provide services to the former Parent for networking and IT services of $121 million; costs for the usage of IBM-branded software allocated to Kyndryl by the former Parent of $762 million; and depreciation charges related to IBM hardware allocated to Kyndryl of $115 million.

Capital expenditures for purchases of IBM hardware were reflected as payments for property and equipment within the investing section of the Company’s Consolidated Statement of Cash Flows in the amounts of $25 million and $87 million for the three months ended March 31, 2022 and 2021, respectively. Additionally, as part of the Separation, IBM has committed to provide Kyndryl, at no cost, approximately $265 million of upgraded hardware over a two-year period. The amounts committed by IBM are reflected within other assets (noncurrent) within the Consolidated Balance Sheet at March 31, 2022. The expected average useful life of the upgraded hardware is approximately five years, and the Company intends to recognize total depreciation approximating $265 million over the useful life, consistent with our depreciation policy.

Related Party Agreements

On November 2, 2021, in connection with the Separation, the Company entered into several agreements with IBM that govern the relationship of the parties following the Separation. Such agreements were described in our 2021 Annual Report.

Allocation of Corporate Expenses

Post-Separation, general corporate expenses from IBM were no longer allocated to Kyndryl; therefore, no related amounts were reflected on the Company’s financial statements for the three months ended March 31, 2022.

Prior to the Separation, IBM allocated certain general corporate expenses that would have been incurred by Kyndryl had it been a separate, standalone company. These allocated general corporate expenses from IBM were recorded in the historical Consolidated Income Statement, Consolidated Statement of Comprehensive Income (Loss) and Consolidated Statement of Cash Flows. Allocations for management costs and corporate support services provided to Kyndryl for the three months ended March 31, 2021, totaled $337 million, consisting of $7 million of allocated other (income) and expense, $14 million of allocated interest expense and $317 million of allocated selling, general and administrative expense, which primarily represents expenses for corporate functions including, but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology and other shared services. All such amounts have been deemed to have been incurred and settled by Kyndryl through Net Parent investment in the period in which the costs were recorded. These costs were allocated based on direct usage as applicable, with the remainder allocated on a pro-rata basis of gross profit, headcount, assets or other measures.

Net Parent Investment

As a result of the Separation, Net Parent investment in the Consolidated Balance Sheet and Consolidated Statement of Equity was fully settled on November 3, 2021. As such, there was no balance in Net Parent investment at December 31, 2021, and there was no activity within the account during the three months ended March 31, 2022.

Prior to the Separation, Net Parent investment in the historical Balance Sheet and Statement of Equity represented IBM’s historical investment in Kyndryl, the net effect of transactions with and allocations from IBM, and Kyndryl’s accumulated earnings. The Net Parent investment balance at March 31, 2021, was $6 billion. The amount of transfers from Parent recorded within Net Parent investment during the three months ended March 31, 2021, was $498 million, which included cash pooling and general financing activities, allocation of IBM’s corporate expenses, related party sales and purchases, related party intangible asset fees and income taxes. During the three months ended March 31, 2021, there were $38 million of non-cash transfers from Parent, including income taxes, allocation of Parent’s stock-based compensation, depreciation and other non-cash items. This resulted in a net transfer from Parent of $460 million on the historical Statement of Cash Flows.

Assignment of Receivables

Historically, a portion of Kyndryl’s receivables with extended payment terms have been assigned to IBM’s Global Financing business. In October 2021, in preparation for the Separation, the Company entered into a Receivables Purchase Agreement with an unaffiliated bank. There were no amounts assigned to IBM Global Financing during the three months ended March 31, 2022. During the three months ended March 31, 2021, the gross amounts of Kyndryl receivables assigned to IBM Global Financing was $695 million. The fees and the net gains and losses associated with the assignment of receivables to IBM Global Finance were not material for any of the periods presented. Receivables assigned to IBM Global Finance were not recognized on the Company’s Combined Balance Sheet.

Lease Guarantees

Kyndryl has identified 66 lease agreements with third parties with an estimated aggregate lease liability guaranteed by IBM of $160 million as of March 31, 2022.

NOTE 17. RELATED-PARTY TRANSACTIONS

Related-Party Revenue and Purchases

Kyndryl provides various services to IBM, including those related to hosting data centers and servicing IBM’s information technology infrastructure, which are reported as revenue in the Company’s Consolidated Income Statement. Revenue generated from these services was $704 million, $645 million and $613 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Kyndryl utilizes various IBM products and services, recognized as costs of services, in the fulfillment of services contracts. Total cost of services recognized from these related-party transactions in the Company’s Consolidated Income Statement was $4.0 billion, $3.8 billion and $3.6 billion for the years ended December 31, 2021, 2020 and 2019, respectively. Included in these related-party cost of services were: costs incurred by Kyndryl to provide services to the former Parent for networking and IT services prior to Separation in the amounts of $384 million, $509 million and $484 million for the years ended December 31, 2021, 2020 and 2019, respectively; costs related to the usage of IBM-branded software allocated to Kyndryl by the former Parent prior to Separation in the amounts of $2.8 billion, $2.7 billion and $2.6 billion for the years ended December 31, 2021, 2020 and 2019, respectively; depreciation charges related to IBM hardware allocated to Kyndryl prior to Separation in the amounts of $447 million, $520 million and $538 million for the years ended December 31, 2021, 2020 and 2019, respectively; and costs related to services provided to Kyndryl’s customers that were outsourced to IBM post-Separation in the amount of $312 million during the fourth quarter of 2021.

The capital expenditures for purchases of IBM hardware were reflected as payments for property and equipment within the investing section of the Company’s Consolidated Statement of Cash Flows in the amounts of $299 million, $504 million and $526 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, as part of the Separation, IBM has committed to provide Kyndryl, at no cost, up to approximately $265 million of upgraded hardware over an expected two-year period. The amounts committed by IBM are reflected within other assets (noncurrent) within the Consolidated Balance Sheet at December 31, 2021. The expected average useful life of the upgraded hardware is approximately five years, and the Company intends to recognize total depreciation approximating $265 million over the useful life, consistent with our depreciation policy.

Acquired Intangible Assets

Within the historical periods presented, the Company has been charged a management fee for the use of certain acquired intangible assets by IBM for acquisitions which were not specific to Kyndryl. The amounts reflected within cost of services on the Consolidated Income Statement for these fees were $26 million, $31 million and $15 million for the years ended December 31, 2021, 2020 and 2019, respectively. The amounts for these fees reflected within Selling, general and administrative expense within the Consolidated Income Statement were $37 million, $49 million and $23 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Allocation of Corporate Expenses

The Consolidated Income Statement, Consolidated Statement of Comprehensive Income (Loss) and Consolidated Statement of Cash Flows include an allocation of general corporate expenses from IBM prior to the Separation. The financial information in these consolidated financial statements does not necessarily include all of the expenses that would have been incurred by Kyndryl had it been a separate, standalone company. It is not practicable to estimate actual costs that would have been incurred had Kyndryl been a standalone company during the periods presented. Allocations for management costs and corporate support services provided to Kyndryl for the years ended December 31, 2021, 2020 and 2019 totaled $1.0 billion, $1.3 billion and $1.2 billion, respectively. These amounts include costs for corporate functions including, but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology and other shared services. All such amounts have been deemed to have been incurred and settled by Kyndryl in the period in which the costs were recorded and are included in the Net Parent investment. These costs were allocated based on direct usage as applicable, with the remainder allocated on a pro-rata basis of gross profit, headcount, assets or other measures.

The following table presents the components of the allocation of general corporate expenses from IBM.

	For the Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Selling, general and administrative expense	$932	$1,220	$1,185
Interest expense	46	63	76
Other (income) and expense	10	4	(31)
Total expense and other (income)	$989	$1,287	$1,230

Net Parent Investment

Prior to the Separation, related-party transactions between Kyndryl and IBM were included within Net Parent investment in the Consolidated Balance Sheet as these related-party transactions were not settled in cash. Net Parent investment in the Consolidated Balance Sheet and Consolidated Statement of Changes in Equity represents IBM’s historical investment in Kyndryl, the net effect of transactions with and allocations from IBM and Kyndryl’s accumulated earnings. Net transfers from IBM are included within Net Parent investment. The components of Net transfers from IBM and the reconciliation to the corresponding amount presented on the Consolidated Statement of Cash Flows were as follows:

	For the Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Cash pooling and general financing activities/other	$(384)	$(4,167)	$(4,392)
Allocation of Parent’s corporate expenses/other	1,255	1,668	1,610
Related-party sales and purchases	2,440	2,991	2,944
Related-party intangible assets fee	63	80	38
Taxes (including items settled with Parent)	721	299	399
Issuance of common stock and reclassification of net parent investment	(4,095)	—	—
Total Net transfers (to) from Parent per Consolidated Statement of Equity	$—	$872	$598
Taxes (including items settled with Parent)	(721)	(299)	(399)
Allocation of Parent’s stock-based compensation	(58)	(64)	(51)
Other*	749	(131)	(130)
Total Net transfers (to) from Parent per Consolidated Statement of Cash Flows	$(30)	$377	$18
*	Approximately $900 million of the net proceeds from the term loan and the sale of the Notes was transferred to IBM in conjunction with the Separation. See Note 11 – Borrowings.

Assignment of Receivables

A portion of Kyndryl’s receivables with extended payment terms have historically been assigned to IBM’s Global Financing business. These receivables were not recognized on the Company’s Consolidated Balance Sheet. The gross amounts of Kyndryl receivables assigned to IBM Global Financing were $1.9 billion, $3.1 billion and $3.0 billion for the years ended December 31, 2021, 2020 and 2019, respectively. The fees and the net gains and losses associated with the assignment of receivables were not material for any of the periods presented. In October 2021, in preparation for the Separation, the Company entered into a Receivables Purchase Agreement with an unaffiliated bank with capacity similar to the amounts historically financed by IBM.

Software Purchase Agreements

In conjunction with the Separation, Kyndryl has agreed to purchase IBM software for internal use and the delivery of services to Kyndryl customers in a pricing arrangement with IBM that extends through 2026, subject to adjustment in certain circumstances, including the termination of customer contracts.

Lease Guarantees

Kyndryl identified 71 lease agreements with third parties with an estimated aggregate lease liability guaranteed by IBM of $181 million.